UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-9575


                            MEEHAN MUTUAL FUNDS, INC.
                            -------------------------
               (Exact name of Registrant as Specified in Charter)
                               1900 M Street, N.W.
                                    Suite 600
                             Washington, D.C.  20036
                (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: 1-866-884-5968

                           THOMAS P. MEEHAN, PRESIDENT
                               1900 M Street, N.W.
                                    Suite 600
                             Washington, D.C. 20036
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                               1601 K Street, N.W.
                             Washington, D.C.  20006


Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

ITEM  1.  SCHEDULE  OF  INVESTMENTS

Meehan Focus Fund
Schedule of Investments (Unaudited)
July 31, 2007






                                    Share     Market       Pct.
Security                            Quantity  Value ($)    Assets
----------------------------------  --------  -----------  ------

COMMON STOCK

Consumer Discretionary
Avon Products Inc.                    20,000     720,200     1.8
Carmax Inc.                           56,000   1,340,080     3.4
Diageo PLC ADR                        23,000   1,878,640     4.8
Fastenal Co.                          31,000   1,397,170     3.6
Gruma SAB ADR                         12,000     180,000     0.5
Home Depot Inc.                       23,000     854,910     2.2
International Game Tech.              27,000     953,640     2.4
Liberty Media Holding Corp. - A        3,500     400,575     1.0
Liberty Media Interactive             17,500     366,625     0.9
Time Warner                           40,000     770,400     2.0
Weight Watchers Int'l.                20,000     970,400     2.5
Western Union                         57,000   1,137,150     2.9
                                      ------   ---------    ----
                                              10,969,790     8.0

Consumer Staples
Anheuser Busch Co. Inc.               31,000   1,511,870     3.9
General Mills Inc.                    14,000     778,680     2.0
Nestle SA ADR                         15,000   1,449,030     3.7
Sysco Corp.                           45,000   1,434,600     3.7
Unilever PLC ADR                       2,000      62,380     0.2
                                      ------   ---------    ----
                                               5,236,560    13.4

Energy
ConocoPhillips                         8,000     646,720     1.7
Devon Energy Corp.                    19,000   1,417,590     3.6
                                     --------  ---------     ---
                                               2,064,310     5.3

Exchange Traded Funds
Ishares Emerging Markets Fund          8,000   1,060,560     2.7

Financials
Bank of America Corp.                 18,000     853,560     2.2
Barclays Bank PLC ADR                 22,000   1,231,780     3.1
Berkshire Hathaway Inc. - B              900   3,243,600     8.3
Broadridge Financial Solutions         7,250     127,528     0.3
Fairfax Financial Holdings             2,300     445,050     1.1
Progressive Corp. Ohio                28,000     587,440     1.5
Wesco Financial Corp.                  2,000     792,900     2.0
                                     -------   ---------     ---
                                               7,281,858    18.6

Health Care
Amgen Inc.                            7,000      376,180     1.0
Biogen Idec Inc.                      6,000      339,240     0.9
Novartis AG ADR                      20,000    1,079,000     2.8
Teva Pharmaceuticals Ltd.            22,000      924,440     2.4
                                    -------    ---------     ---
                                               2,718,860     6.9

Industrials
3M                                    10,000     889,200     2.3
Apollo Group Inc. - A                  8,000     472,880     1.2
Automatic Data Process.               29,000   1,346,180     3.4
Illinois Tool Works                   16,000     880,800     2.3
United Parcel Service - B             15,000   1,135,800     2.9
                                      ------   ---------     ---
                                               4,724,860    12.1

Information Technology
Dell Computer Corp.                   17,000     475,490     1.2
Ebay Inc.                             34,000   1,101,600     2.8
Microsoft Corp.                       62,000   1,797,380     4.6
                                      -------  ---------     ---
                                               3,374,470     8.6

Materials
Alcoa Inc.                             7,500     286,500     0.7
Methanex Corp.                        18,983     470,589     1.2
                                      ------     -------     ---
                                                 757,089     1.9

Telecommunications Services
Motorola Inc.                         20,000     339,800     0.9

Utilities
AES Corp.                             21,250     417,563     1.1

Total Common Stock (Cost $30,745,652)         38,944,189    99.5

Cash & Short-Term Investments
---------------------------------
First Western Bank Collective Asset Fund         246,112     0.6
                                              ----------   -----

Total Investments (Cost $30,991,764)          39,190,301   100.1
Other Assets less Liabilities                    -59,109     -.1
                                              ----------   -----
Total Net Assets                              39,131,192   100.0


* Non-income producing investments



     At July 31, 2007, unrealized appreciation of investments for tax purposes was as follows:

          Appreciation               $  8,646,980
          Depreciation                   (448,443)
                                        ---------

Net appreciation on investments      $  8,198,537
                                        =========


     At July 31, 2007, the cost of investments for federal income tax purposes was $30,991,764.

ITEM  2.  CONTROLS  AND  PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the President and the Treasurer of Meehan Mutual Funds, Inc. have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Meehan Mutual Funds, Inc. that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM  3.  EXHIBITS

(a) Certifications of the President and the Treasurer of Meehan Mutual Funds, Inc. as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                    MEEHAN MUTUAL FUNDS, INC.
Date:     August 17, 2007

                                                     /s/ Thomas P. Meehan
                                                     --------------------
                                                     Thomas P. Meehan,
                                                     President


Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:     August 17, 2007

                                                     /s/ Thomas P. Meehan
                                                     --------------------
                                                     Thomas P. Meehan,
                                                     President



Date:     August 17, 2007

                                                     /s/Paul P. Meehan
                                                     -----------------
                                                     Paul P. Meehan,
                                                     Chief Compliance Officer
                                                     and Treasurer